COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Collateralized Financings [Abstract]
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

The following table summarizes the amounts related to collateralized transactions as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	US$	US$
Total client margin asset	1,626,260,131	1,759,500,650

Fulfillment of client margin financings	168,840,684	202,004,165
Fulfillment of client short sales	21,492,878	31,612,750
Securities lending to other brokers	434,780,528	392,897,973
Total collateral repledged	625,114,090	626,514,888